STOCKHOLDERS' EQUITY (Narrative) (Details) $ in Thousands		1 Months Ended			12 Months Ended				13 Months Ended
	Feb. 21, 2012	Mar. 31, 2019 USD ($)	Sep. 30, 2018 shares	Feb. 27, 2017 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Mar. 31, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares shares	Dec. 31, 2017 ₪ / shares shares	Dec. 31, 2016 ₪ / shares shares
Treasury stock acquired | shares													2,133,825	2,133,825	2,507,314
Percentage of outstanding stock in treasury stock						9.10%	10.70%	10.70%
Dividend rate as a percentage of net profits	50.00%
Dividend paid				$ 5,000		$ 15,366	$ 18,452	$ 13,968		$ 23,500	$ 18,200
Cash dividend declared, value per share | ₪ / shares													₪ 0.95	₪ 1.12	₪ 0.86
Shares Issued during period | shares			373,489
Shares Issued during period value						$ 11,000
Subsequent Event [Member]
Dividend paid		$ 5,000							$ 20,000
Cash dividend declared, value per share | ₪ / shares												₪ 0.23
Dividends payable date												2019-04
Shares Issued during period | shares					373,489
Shares Issued during period value					$ 11,000